Notional Values of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013		Jun. 30, 2012
Currency Swap
Derivative [Line Items]
Foreign Currency Contracts, Notional Amount	$ 0	[1]	$ (40)	[1]
Derivative, Notional Amount [Abstract]
Number Of Months Of Hedge Coverage	0	[1]
Commodity Future Contracts | Grains and Oilseeds
Derivative [Line Items]
Commodity Contracts, Notional Amount	34	[2]	56	[2]
Derivative, Notional Amount [Abstract]
Number Of Months Of Hedge Coverage	0	[2]
Commodity Future Contracts | Energy
Derivative [Line Items]
Commodity Contracts, Notional Amount	29	[2]	27	[2]
Derivative, Notional Amount [Abstract]
Number Of Months Of Hedge Coverage	0	[2]
Commodity Future Contracts | Other Commodities
Derivative [Line Items]
Commodity Contracts, Notional Amount	$ 20	[2]	$ 25	[2]
Derivative, Notional Amount [Abstract]
Number Of Months Of Hedge Coverage	0	[2]

[1]	The notional value is calculated using the exchange rates as the reporting date.
[2]	2 Commodity futures contracts are determined by the notional cost of the contract.